Change in Fiscal Year End (Details 1) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Change In Fiscal Year End Details Abstract
Net loss	$ (1,710,143)	$ (1,677,870)	$ (1,428,903)	$ (840,490)	$ (240,636)	$ (229,814)	$ (2,504,223)	$ (340,735)	$ (4,816,916)	$ (1,310,941)	$ (2,979,675)	$ (267,239)	$ (18,300)
Stock compensation expense							810,962		1,768,876	239,133	810,962
Stock issued for services							280,850				280,850
Depreciation and amortization expense							466				627
Changes:
Accounts receivable							(8,279)		(50,039)	(9,538)	(8,279)
Inventory							(3,530)			3,652	(3,530)
Prepaid expenses and other current assets							(133,591)	(15,952)	(24,845)	187,547	(141,699)	(25,276)	(5)
Accounts payable and accrued expenses							372,021	4,856			412,818	(37,601)
Net							(1,185,324)	(351,831)	(2,355,276)	(881,690)	(1,627,926)	(330,116)	58,598
Investing:
Property and equipment								(1,500)				(1,500)
Net								(1,500)	(449,241)			(1,500)
Financing
Proceeds from stock purchases							913,500	1,055,000	1,111,962	122,000	1,033,500	455,000
Proceeds from debt							450,682				805,684
Member activity								(600,000)				(11,064)
Net							1,364,182	455,000	2,991,962	912,603	1,839,184	443,936	(18,301)
Total net change							178,858	101,669	187,445	30,913	211,258	112,320	40,297
Cash and cash equivalents, beginning of period			$ 375,938	197,080		$ 164,680	197,080	63,011	375,938	164,680	164,680	52,360	22,714
Cash and cash equivalents, end of period	$ 563,383			$ 195,593	$ 197,080		$ 375,938	$ 164,680	$ 563,383	$ 195,593	$ 375,938	$ 164,680	$ 63,011